Pay vs Performance Disclosure pure in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
B.   Pay Versus Performance Disclosure
Pay Versus Performance Table — This table shows, for the past three fiscal years, the total compensation for the Company’s named executive officers as set forth in the Summary Compensation Table, the “compensation actually paid” to the Company’s named executive officers (as determined under SEC rules), the Company’s total stockholder return (“TSR”), the TSR of the Company’s peer group, the Company’s net income and the Company’s sales. For further information concerning the Company’s executive compensation policies and practices and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this Proxy Statement.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non- PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)	Sales (millions)(5)
					Company TSR	Peer Group TSR(4)
2022	$11,517,926	$10,823,977	$2,786,754	$2,483,408	$151.07	$123.28	$924.0	$6,580
2021	$11,042,404	$33,205,939	$3,100,858	$7,168,251	$157.49	$141.80	$421.7	$4,633
2020	7,941,583	$6,705,688	$2,124,561	$1,872,231	$98.04	$113.66	$320.1	$4,235

(1)
D. Christian Koch, the Company’s Chair, President and Chief Executive Officer, served as the Company’s principal executive officer for each of 2022, 2021 and 2020.

(2)
The Company’s non-PEO named executive officers for each applicable year were as follows: (i) for 2022, Kevin P. Zdimal, John E. Berlin, Frank J. Ready, Scott C. Selbach, Robert M. Roche and Nicholas J. Shears; (ii) for 2021, Robert M. Roche, John E. Berlin, Nicholas J. Shears and Scott C. Selbach; and (iii) for 2020, Robert M. Roche, John E. Berlin, Nicholas J. Shears and Scott C. Selbach.

(3)
The adjustments made to the Summary Compensation Table totals to determine “compensation actually paid” are as follows:

Year	Executive(s)	Reported Summary Compensation Table Total	Deduct Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid
2022	PEO	$11,517,926	($6,787,175)	$6,104,110	($75,611)	$64,727	$10,823,977
	Non-PEO NEOs	$2,786,754	($1,308,873)	$1,029,556	($54,329)	$30,300	$2,483,408
2021	PEO	$11,042,404	($6,455,332)	$28,573,007	($47,032)	$92,892	$33,205,939
	Non-PEO NEOs	$3,100,858	($1,572,987)	$5,658,020	($61,116)	$43,476	$7,168,251
2020	PEO	$7,941,583	($6,125,159)	$5,076,183	($258,649)	$71,730	$6,705,688
	Non-PEO NEOs	$2,124,561	($1,161,541)	$1,011,797	($141,714)	$39,128	$1,872,231
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year.

(b)
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive(s)	Year-End Fair Value of Equity Awards Granted during the Year that are Outstanding and Unvested at Year-End	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	Fair Value as of Vesting Date of Equity Awards Granted and Vested during the Year	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested during the Year	Deduct Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions during the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	PEO	$7,981,469	($201,605)	$0	($1,675,754)	$0	$0	$6,104,110
	Non-PEO NEOs	$1,394,035	($16,938)	$74,075	($205,958)	($215,658)	$0	$1,029,556
2021	PEO	$15,123,725	$13,629,666	$0	($170,385)	$0	$0	$28,573,007
	Non-PEO NEOs	$3,439,853	$2,244,496	$0	($26,328)	$0	$0	$5,658,020
2020	PEO	$5,943,401	($843,643)	$0	($23,575)	$0	$0	$5,076,183
	Non-PEO NEOs	$1,061,684	($109,159)	$65,890	($6,618)	$0	$0	$1,011,797

(c)
The amounts included in this column are the amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year.

(d)
The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Executive(s)	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	PEO	$64,727	$0	$64,727
	Non-PEO NEOs	$29,952	$349	$30,300
2021	PEO	$92,892	$0	$92,892
	Non-PEO NEOs	$43,476	$0	$43,476
2020	PEO	$71,730	$0	$71,730
	Non-PEO NEOs	$39,128	$0	$39,128

(4)
The peer group TSR represents the TSR of the companies comprising the S&P MidCap 400 Index®, the same index used by the Company in the performance graph included in its Annual Report on Form 10-K for 2022.

(5)
This column includes the Company’s publicly reported sales for each of 2022, 2021 and 2020, excluding sales generated by acquisitions made and dispositions completed during the applicable year.

Named Executive Officers, Footnote [Text Block]	D. Christian Koch, the Company’s Chair, President and Chief Executive Officer, served as the Company’s principal executive officer for each of 2022, 2021 and 2020
Peer Group Issuers, Footnote [Text Block]
(4)
The peer group TSR represents the TSR of the companies comprising the S&P MidCap 400 Index®, the same index used by the Company in the performance graph included in its Annual Report on Form 10-K for 2022.

PEO Total Compensation Amount	$ 11,517,926	$ 11,042,404	$ 7,941,583
PEO Actually Paid Compensation Amount	10,823,977	33,205,939	6,705,688
Non-PEO NEO Average Total Compensation Amount	2,786,754	3,100,858	2,124,561
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,483,408	7,168,251	1,872,231
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The adjustments made to the Summary Compensation Table totals to determine “compensation actually paid” are as follows:

Year	Executive(s)	Reported Summary Compensation Table Total	Deduct Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid
2022	PEO	$11,517,926	($6,787,175)	$6,104,110	($75,611)	$64,727	$10,823,977
	Non-PEO NEOs	$2,786,754	($1,308,873)	$1,029,556	($54,329)	$30,300	$2,483,408
2021	PEO	$11,042,404	($6,455,332)	$28,573,007	($47,032)	$92,892	$33,205,939
	Non-PEO NEOs	$3,100,858	($1,572,987)	$5,658,020	($61,116)	$43,476	$7,168,251
2020	PEO	$7,941,583	($6,125,159)	$5,076,183	($258,649)	$71,730	$6,705,688
	Non-PEO NEOs	$2,124,561	($1,161,541)	$1,011,797	($141,714)	$39,128	$1,872,231
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year.

(b)
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive(s)	Year-End Fair Value of Equity Awards Granted during the Year that are Outstanding and Unvested at Year-End	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	Fair Value as of Vesting Date of Equity Awards Granted and Vested during the Year	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested during the Year	Deduct Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions during the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	PEO	$7,981,469	($201,605)	$0	($1,675,754)	$0	$0	$6,104,110
	Non-PEO NEOs	$1,394,035	($16,938)	$74,075	($205,958)	($215,658)	$0	$1,029,556
2021	PEO	$15,123,725	$13,629,666	$0	($170,385)	$0	$0	$28,573,007
	Non-PEO NEOs	$3,439,853	$2,244,496	$0	($26,328)	$0	$0	$5,658,020
2020	PEO	$5,943,401	($843,643)	$0	($23,575)	$0	$0	$5,076,183
	Non-PEO NEOs	$1,061,684	($109,159)	$65,890	($6,618)	$0	$0	$1,011,797

(c)
The amounts included in this column are the amounts reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year.

(d)
The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Executive(s)	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	PEO	$64,727	$0	$64,727
	Non-PEO NEOs	$29,952	$349	$30,300
2021	PEO	$92,892	$0	$92,892
	Non-PEO NEOs	$43,476	$0	$43,476
2020	PEO	$71,730	$0	$71,730
	Non-PEO NEOs	$39,128	$0	$39,128

Compensation Actually Paid vs. Net Income [Text Block]
•
Compensation Actually Paid and Net Income.   The graph below shows compensation actually paid to the Company’s principal executive officer and the average compensation actually paid to the Company’s other named executive officers for each of 2020, 2021 and 2022. The graph also shows the Company’s net income determined in accordance with U.S. generally accepted accounting principles for each of 2020, 2021 and 2022. While the Company does not use net income as a performance measure in the overall executive compensation program, net income is correlated with adjusted earnings, to which the Company assigns various weightings when setting goals in the Company’s annual incentive compensation program as described in more detail in the “Compensation Discussion and Analysis” section of this Proxy Statement.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
•
Compensation Actually Paid and Sales.   The graph below shows compensation actually paid to the Company’s principal executive officer and the average compensation actually paid to the Company’s other named executive officers for each of 2020, 2021 and 2022. The graph also shows the Company’s publicly reported sales for each of 2020, 2021 and 2022, excluding sales generated by acquisitions made and dispositions completed during the applicable year.

Total Shareholder Return Vs Peer Group [Text Block]
•
Compensation Actually Paid, Company TSR and Peer Group TSR.   The graph below shows compensation actually paid to the Company’s principal executive officer and the average compensation actually paid to the Company’s other named executive officers for each of 2020, 2021 and 2022. The graph also shows the Company’s TSR, or how a $100 investment in the Company has grown over the three-year period ending December 31, 2022, as compared to a $100 investment in the S&P MidCap 400 Index®. The graph assumes the investment of $100 in the Company’s common stock and in the S&P MidCap 400 Index® as of December 31, 2019 and the reinvestment of all dividends.

Tabular List [Table Text Block]
Financial Performance Measures
As described in more detail in the “Compensation Discussion and Analysis” section of this Proxy Statement, the Company believes that its executive compensation program links pay and performance, with the Company’s named executives having the opportunity to earn substantial compensation over and above their base salaries based on the Company’s performance and the market value of the Shares. The Company uses several performance measures to evaluate performance and provide alignment between performance and executive pay. As required by SEC rules, the performance measures identified as the most important for named executive officers’ 2022 compensation decisions are as follows:
•
Sales

•
Operating Income Margin

•
Average Working Capital as a Percentage of Sales

•
Adjusted Earnings

Total Shareholder Return Amount	$ 151.07	157.49	98.04
Peer Group Total Shareholder Return Amount	123.28	141.8	113.66
Net Income (Loss)	$ 924,000,000	$ 421,700,000	$ 320,100,000
Company Selected Measure Amount	6,580	4,633	4,235
PEO Name				D. Christian Koch
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Average Working Capital as a Percentage of Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings
PEO [Member] | Adj Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,787,175)	$ (6,455,332)	$ (6,125,159)
PEO [Member] | Adj Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,104,110	28,573,007	5,076,183
PEO [Member] | Adj Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(75,611)	(47,032)	(258,649)
PEO [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	64,727
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	64,727	92,892	71,730
PEO [Member] | Adj Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		92,892	71,730
PEO [Member] | Year-End Fair Value Of Equity Award Granted during the Year that are Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,981,469	15,123,725	5,943,401
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(201,605)	13,629,666	(843,643)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,675,754)	(170,385)	(23,575)
PEO [Member] | Deduct Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,104,110	28,573,007	5,076,183
PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	64,727	92,892	71,730
PEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	0	0
Non-PEO NEO [Member] | Adj Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,308,873)	(1,572,987)	(1,161,541)
Non-PEO NEO [Member] | Adj Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,029,556	5,658,020	1,011,797
Non-PEO NEO [Member] | Adj Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(54,329)	(61,116)	(141,714)
Non-PEO NEO [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	30,300	43,476	39,128
Non-PEO NEO [Member] | Adj Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	30,300	43,476	39,128
Non-PEO NEO [Member] | Year-End Fair Value Of Equity Award Granted during the Year that are Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,394,035	3,439,853	1,061,684
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,938)	2,244,496	(109,159)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	74,075	0	65,890
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(205,958)	(26,328)	(6,618)
Non-PEO NEO [Member] | Deduct Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions during the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(215,658)	0	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,029,556	5,658,020	1,011,797
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	29,952	43,476	39,128
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	$ 349	$ 0	$ 0